INTANGIBLE ASSETS - Summary of Acquired Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	$ 13,020,081	$ 13,020,081	$ 13,020,081
Goodwill	8,019,849	8,019,861	7,992,700	$ 2,040,402
Total	21,039,930	21,039,942	21,012,781
Cablevision Systems Corp.
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	8,113,575	8,113,575	8,113,575
Goodwill	5,866,108	5,866,120	5,838,959
Total	13,979,683	13,979,695	13,952,534
Cequel Corp.
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	4,906,506	4,906,506	4,906,506
Goodwill	2,153,741	2,153,741	2,153,741
Total	$ 7,060,247	$ 7,060,247	$ 7,060,247